SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Mar. 31, 2025
Buildings
Property Plant And Equipment Useful Life	20 years
Plant and machinery | Bottom
Property Plant And Equipment Useful Life	5 years
Plant and machinery | Top
Property Plant And Equipment Useful Life	10 years
Motor vehicles | Bottom
Property Plant And Equipment Useful Life	5 years
Motor vehicles | Top
Property Plant And Equipment Useful Life	10 years
Office equipment
Property Plant And Equipment Useful Life	5 years